Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 84,242	$ 86,135	$ 81,012
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	(455)	(502)	(424)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	9,241	(109)	910
Other comprehensive (loss) income, net of income tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(8,786)	611	(486)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	(1,184)	0	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	1,261	(2,713)	(1,549)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	77	(2,713)	(1,549)
Other Comprehensive Income (Loss), Net of Tax	(8,709)	(2,102)	(2,035)
Comprehensive income	$ 75,533	$ 84,033	$ 78,977